Long-Term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Principal Payments [Abstract]
July to December 2017	$ 184,887
2018	340,436
2019	248,913
2020	224,561
2021	303,932
2022 and thereafter	536,258
Total	$ 1,838,987	$ 1,766,043